Derivative Instruments - Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Available-for-Sale Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying Amount of the Hedged Assets	$ 16,445	$ 99
Cumulative hedging adjustment included in the carrying amount of the hedged assets	(26)	(1)
Long-term Debt Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Carrying amount of the hedged liabilities	12,278	8,567
Cumulative hedging adjustment included in the carrying amount of the hedged liabilities	$ 585	$ 903